NOTE 15. Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing Operations:
Current	$ 13,296	$ 7,000	$ 11,322
Deferred	(4,181)	6,419	(953)
Total	9,115	13,419	10,369
Discontinued Operations:
Current	$ 0	$ 333	$ 351